UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  ( ) ;   Amendment Number:
                                                  ----------------
This Amendment    (Check only one.)  :       ( )   is a restatement.
                                             ( )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Commonfund Asset Management Company, Inc.
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Address:    15 Old Danbury Road
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            P. O. Box 812
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            Wilton, CT  06897-0812
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Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:       John W. Auchincloss
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Title:      Secretary & General Counsel
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Phone:      203-563-5107
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Signature, Place, and Date of Signing:

/s/ John W. Auchincloss        Wilton, CT                        5/14/13
-----------------------        -----------                       --------
(Signature)                    (City, State)                     (Date)

Report Type            (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


NO.         FORM 13F FILE NUMBER        NAME OF SUB-ADVISER
---         --------------------        -------------------

 1          28-06538                    AEW Capital Management, L.P.
 2          28-05508                    Aronson + Johnson + Ortiz
 3          28-05267                    Delaware Investments
 4          28-01185                    Frontier Capital Management Co.
 5          28-13070                    GLG, Inc.
 6          28-2013                     Harris Associates, L.P.
 7          28-10329                    Income Research & Management
 8          28-10706                    IronBridge Capital Management
 9          801-39502                   Jarislowsky Fraser Ltd.
 10         28-11937                    JP Morgan Investment Management, Inc.
 11         28-10469                    Lazard Asset Management LLC
 12         28-12154                    Levin Capital Securities, LP
 13         28-14987                    Magellan Asset Management Ltd
 14         28-06748                    Marsico Asset Management, LLC
 15         28-04632                    Martingale Asset Management
 16         28-14187                    Odey Asset Management LLP
 17         28-1399                     Southeastern Asset Management, Inc.
 18         28-01693                    Steinberg Asset Management, LLC
 19         28-02927                    Water Street Capital Inc.
 20         28-1700                     Western Asset Management Company
 21         28-517                      Wellington Management Company, LLP

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     4
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Form 13F Information Table Entry Total:                22
                                                ---------------------

Form 13F Information Table Value Total:         $             53,286
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                                                    (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


List of Other Included Managers:


NO.         FORM 13F FILE NUMBER        NAME OF SUB-ADVISER
---         --------------------        -------------------

 1          None                        GSI Bermuda, Ltd

 2          None                        Hexam Capital Partners

 3          None                        Somerset Capital Management

 4          None                        Trinity Street Asset Management

                          Form 13(f) Information Table

     Column 1         Column 2       Column 3   Column 4                 Column 5          Column 6    Column 7        Column 8
     --------        ---------      ---------  ---------                 --------          ---------   --------        --------
                                                       Value    Shares or   Shares/  Put/  Investment    Other     Voting Authority
  Name of Issuer          Title of Class    Cusip     (x$1000)   PRN Amt.    PRN     Call  Discretion  Managers   Sole  Shared  None
  --------------          --------------    -----     --------   --------    ---     ----  ----------  --------   ----  ------  ----
Focus Media Holdings      ADR             34415V109       783      29,209                   Defined        1       x
Anglogold Ashanti         Sponsored ADR    35128206     1,559      66,198                   Defined        2       x
Baidu Inc                 Sponsored ADR    56752108     2,060      23,484                   Defined        2       x
Itau Unibanco Hldg        Sponsored ADR   465562106     2,795     157,027                   Defined        2       x
Petroleo Brasileiro SA
  Petrobras               Sponsored ADR   71654V408     3,460     208,819                   Defined        2       x
TIM Participacoes SA      Sponsored ADR   88706P205     2,877     131,462                   Defined        2       x
Youku Tudou Inc           ADR             98742U100       655      39,071                   Defined        2       x
Vale SA                   ADR             91912E105     1,489      86,132                                  2
Wuxi Pharmatech Inc       ADR             929352102       357      20,761                   Defined        2       x
Fomento Economico
  Mexicano                Sponsored ADR   344419109     2,621      23,090                   Defined        3       x
Mobile Telesystems
  OJSC                    Sponsored ADR   607409109     2,185     105,328                   Defined        3       x
Altera Corp               Common Stock    021441100     3,582     101,015                   Defined        4
Celanese Corp Series A    Common Stock    150870103     2,798      63,510                   Defined        4
Citigroup Inc             Common Stock    172967424     3,814      86,210                   Defined        4
Ebay Inc                  Common Stock    278642103     2,115      39,000                   Defined        4
Flowserve Corp            Common Stock    34354P105     3,269      19,490                   Defined        4
Masco Corp                Common Stock    574599106     3,966     195,840                   Defined        4
National Oilwell Varco
  Inc.                    Common Stock    637071101     1,946      27,500                   Defined        4
Nationstar Mortgage
  Holdings                Common Stock    63861C109     3,213      87,060                   Defined        4
Parker-Hannifin Corp      Common Stock    701094104     2,848      31,100                   Defined        4
Union Pacific Corp.       Common Stock    907818108     1,994      14,000                   Defined        4
Waste Connections Inc.    Common Stock    941053100     2,900      86,000                   Defined        4